CONVERTIBLE SECURITIES (Details Narrative) - USD ($) $ in Thousands					1 Months Ended					12 Months Ended
	Aug. 28, 2024	Apr. 09, 2024	Mar. 15, 2023	Feb. 17, 2022	Jul. 31, 2023	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Apr. 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Maximum aggregate amount	$ 2,000	$ 1,500	$ 1,000	$ 1,000
Proceeds from convertible debt							$ 995	$ 995	$ 966	$ 435	$ 1,000	$ 995
Converted outstanding amount												$ 24,600	$ 41,000
Conversion of Stock, Shares Converted					168,112	168,112
Finder fees paid			$ 15
Stock issued value										$ 8,200	$ 636
2024 SAFEs [Member] | IPO [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities											398,653
Class A-3 A [Member]
Conversion of Stock, Shares Converted	168,112
Class A-3 B [Member]
Conversion of Stock, Shares Converted	305,085